Troubled Debt Restructures - Schedule of Successes and Failures of Types of Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Contract Loan	Dec. 31, 2017 USD ($) Contract Loan	Dec. 31, 2016 USD ($) Contract Loan
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	6	10	4
Recorded Investments	$ 3,500	$ 4,600
Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	8	6	6
Recorded Investments	$ 1,056	$ 217	$ 844
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	6	10	4
Recorded Investments	$ 434	$ 863	$ 482
Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	1	1	4
Recorded Investments	$ 242	$ 15	$ 419
Other Loans [Member] | Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	8	6	6
Recorded Investments	$ 1,056	$ 217	$ 844
Other Loans [Member] | Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	6	10	4
Recorded Investments	$ 434	$ 863	$ 482
Other Loans [Member] | Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	1	1	4
Recorded Investments	$ 242	$ 15	$ 419